UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09123

The AMIDEX Funds, Inc.
(Exact name of registrant as specified in charter)

2621 Van Buren Ave Norristown, PA 19403
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road,
Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 610.666.1330

Date of fiscal year end: 05/31/2005

Date of reporting period: 05/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

President's Letter & Management's Discussion of Fund Performance

May 31, 2005

Dear AMIDEXTM Funds, Inc. Shareholder,

Enclosed please find the Annual Report for the AMIDEXTM Funds, Inc. for the fiscal year ended May 31, 2005.

The AMIDEXTM Funds enjoyed continuing improved performance during the last fiscal year. Our AMIDEX35TM Israel Mutual Fund benefited from the resumption of the peace process after Arafat’s death and the announcement that Stanley Fischer was to appointed as Governor of the Bank of Israel. For the 12-month period ending May 31, 2005, the AMIDEX35TM Israel Mutual Fund No-Load Class, Class A and Class C returned 13.67%, 13.47% and 12.68%, respectively. For the same period, the S&P500 Total Return Index rose 8.24%. Since inception on June 8, 1999, the AMIDEX35TM Israel Mutual Fund No-Load Class had an annualized return of 1.11%. For the same period the S&P500 Index declined 0.16%. Since inception on November 19, 1999, the AMIDEX35TM Israel Mutual Fund Class A had an annualized return -2.61%. Since inception on May 19, 2000, the AMIDEX35TM Israel Mutual Fund Class C had an annualized return of -8.92%.

Portfolio Summary - The AMIDEX35™ Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel's equity universe. The AMIDEX35TM Israel Mutual Fund’s industry holdings as of May 31, 2005 were as follows:

Israeli traded
Banking & Insurance	16.91%
Diversified Holdings	10.66%
Chemicals	7.65%
Telecommunications	3.87%
Oil Companies	1.23%
Food	1.15%

U.S. traded
Computer Software	21.45%
Pharmaceuticals	20.28%
Telecommunications	9.38%
Digital Imaging	2.20%
Defense Equipment	0.82%
Medical Products	0.80%
Electronic Equipment	0.53%

Portfolio holdings are subject to change. Percentages are based on net assets of the Fund at May 31, 2005.

Our AMIDEXTM Cancer Innovations and Healthcare Mutual Fund rose 3.75% for the 12 month period ending May 31, 2005 as interest in and hope for better cancer diagnostic and treatment options rebounded. While valuations on healthcare stocks are reasonable, the upside appears limited by negative public perception of the industry. Several recent, well-publicized drug marketing withdrawals and possible Congressional action to ease imports from Canada illustrate the climate. For the same period, the Russell 2000 Healthcare Index declined 1.21%. Since inception on November 1, 2001, the AMIDEXTM Cancer Innovations & Healthcare Mutual Fund had an annualized return of 1.93% as the Russell 2000 Healthcare Index rose 3.47% during the same period.

Portfolio Summary - The AMIDEXTM Cancer Innovations & Healthcare Index includes leading pharmaceutical, biotech and medical equipment companies focused on cancer detection and treatment. AMIDEXTM Cancer Innovations and Healthcare Mutual Fund’s industry holdings as of May 31, 2005 were as follows:

Pharmaceuticals	39.31%
Biotechnology	39.12%
Healthcare Products	9.92%

Portfolio holdings are subject to change. Percentages are based on total net assets of the Fund at May 31, 2005.

The AMIDEX35TM Israel Mutual Fund will likely remain vulnerable to political developments in the region. Although the Tel Aviv Stock Exchange has performed quite well, world perceptions of Israel are often tainted by media distortions of the impact of the political situation on the Israeli market. The fundamentals of the Israeli

AMIDEXTM Funds, Inc.	ANNUAL REPORT

economy are improving, but the media remains focused on regional political issues. Hopefully, there will be fewer stories to sensationalize, and more attention will be paid to the remarkable achievements of the Israeli people.

Our primary investment strategies and objectives remain unchanged. Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35TM Israel Mutual Fund and our AMIDEXTM Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,

Cliff Goldstein
President, AMIDEXTM Funds, Inc.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

Past performance does not guarantee future results. An investor's return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Please call 215.830.8712 or visit the fund’s website http://www.amidex.com/fund.htm for current performance data. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest. The returns stated above do not take into consideration transaction charges such as sales loads or redemptions fees. If these fees were taken into consideration the returns would be lower.

The AMIDEX35™ Index is a market capitalization weighted index, consisting of the thirty five highest capitalized Israeli companies publicly traded on the TASE, NASDAQ, or NYSE. The AMIDEX35™ Index is not an investment product available for purchase.

The AMIDEXTM Cancer Innovations & Healthcare Index is an enhanced market capitalization weighted index, consisting of the 45 highest capitalized pharmaceutical, bio-tech and medical equipment companies publicly traded on U.S. exchanges. The AMIDEXTM Cancer Innovations & Healthcare Index is not an investment product available for purchase.

Information About Your Funds’ Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12-B1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (11/30/04) and held for the entire period of 11/30/04 through 5/31/05. Please note however that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 11/30/04). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes (Unaudited)

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2005

Actual Fund Return (in parentheses)	Beginning Account Value 11/30/04	Ending Account Value 5/31/05	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class (12.70%)	$1,000.00	$1,127.00	$18.56
Amidex35TM Israel Mutual Fund Class A (12.53%)	1,000.00	1,125.30	18.55
Amidex35TM Israel Mutual Fund Class C (12.27%)	1,000.00	1,122.70	22.49
AmidexTM Cancer Innovations & Healthcare Fund Class A (15.75%)	1,000.00	1,157.50	23.56

Hypothetical 5% Fund Return	Beginning Account Value 11/30/04	Ending Account Value 5/31/05	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,007.48	$17.52
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,007.48	17.52
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,003.74	21.23
AmidexTM Cancer Innovations & Healthcare Fund Class A	1,000.00	1,003.09	21.87

*Expenses are equal to the Funds’ annualized expense ratios of 3.50%, 3.50% and 4.25% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 4.38% for the AmidexTM Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-876-3566. Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX35TM ISRAEL MUTUAL FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		Commencement
		of Operations	Five Years	One Year
		through May 31, 2005	ending May 31, 2005	ending May 31, 2005
S&P 500 Total Return		(0.16)%	(2.29)%	8.24%
NoLoadClass(1)		1.11%	(8.92)%	13.67%
Class A(2)	With sales charge	(3.33)%	(9.80)%	7.23%
	Without sales charge	(2.61)%	(9.06)%	13.47%
Class C(3)	With contingent deferred sales charge	(8.92)%	(9.72)%	11.56%
	Without contingent deferred sales charge	(8.92)%	(9.72)%	12.68%

(1)	The AMIDEX35™ Israel Mutual Fund No-Load shares commenced operations on June 8, 1999.
(2)	The AMIDEX35™ Israel Mutual Fund Class A shares commenced operations on November 19, 1999.
(3)	The AMIDEX35™ Israel Mutual Fund Class C shares commenced operations on May 19, 2000.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX35™ Israel Mutual Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AMIDEX35™ Israel Mutual Fund, which will not invest in certain securities comprising this index.

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND AND THE RUSSELL 2000 HEALTHCARE INDEX

Average Annual Total Return

		Commencement
		of Operations	One Year
		through May 31, 2005	ending May 31, 2005
Russell 2000 Healthcare Index		3.47%	(1.21)%
Class A(1)	With sales charge	0.33%	(1.96)%
	Without sales charge	1.93%	3.75%

(1)  The AMIDEX™ Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.

Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX™ Cancer Innovations & Healthcare Fund versus the Russell 2000 Health Care Index. The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Russell 2000 Health Care Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AMIDEX™ Cancer Innovations & Healthcare Fund, which will not invest in certain securities comprising this index.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2005
	Shares	Value
ISRAEL - 41.47%

COMMON STOCK - 41.47%

Banking & Insurance - 16.91%
Bank Hapoalim Ltd.	187,228	$657,484
Bank Leumi Le-Israel	210,116	595,432
Clal Insurance Enterprise Holdings Ltd.	8,756	184,152
Israel Discount Bank Ltd. Class A *	147,810	217,577
Migdal Insurance Holdings	178,216	252,112
United Mizrahi Bank Ltd. *	38,915	184,562
		2,091,319

Chemicals - 7.65%
Israel Chemicals Ltd.	182,835	586,100
Makhteshim-Agan Industries Ltd.	59,487	360,482
		946,582

Diversified Holdings - 10.66%
Africa Israel Investments Ltd.	6,851	253,631
Clal Industries & Investments	26,851	123,937
Discount Investment Corp. (a)	7,860	192,803
IDB Development Corp. Ltd.	8,629	265,267
IDB Holding Corp. Ltd.	6,490	142,615
Israel Corp. Ltd.	1,188	340,429
		1,318,682

Food - 1.15%
Osem Investment Ltd.	16,670	142,097

Oil Companies - 1.23%
Delek Group Ltd.	1,564	152,713

Telecommunications - 3.87%
Bezeq Israeli Telecommunications Corp. Ltd. *	387,390	478,639

Total Common Stock (Cost $4,495,613)		5,130,032

Total Israel (Cost $4,495,613)		$5,130,032

AMIDEXTM Funds, Inc.	ANNUAL REPORT

AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2005
	Shares	Value
UNITED STATES - 58.59%

COMMON STOCK - 55.46%

Computer Software - 21.45%
Amdocs Ltd. *	30,403	$828,482
Check Point Software Technologies Ltd. *	36,995	840,156
DSP Group, Inc. *	4,705	110,662
M-Systems Flash Disk Pioneers Ltd. *	5,000	108,550
Mercury Interactive Corp. *	13,086	590,440
Verint Systems, Inc. *	5,000	175,000
		2,653,290

Defense Equipment - 0.82%
Elbit Systems Ltd.	4,198	101,466

Digital Imaging - 2.20%
Electronics for Imaging, Inc. *	8,428	160,132
Orbotech Ltd. *	5,382	111,569
		271,701

Electronic Equipment - 0.53%
Zoran Corp. *	5,300	65,402

Medical Products - 0.80%
Given Imaging Ltd. *	4,010	99,528

Pharmaceuticals - 20.28%
Perrigo Co.	3,204	49,790
Taro Pharmaceutical Industries Ltd. *	6,000	196,260
Teva Pharmaceutical Industries Ltd. ADR	67,816	2,263,020
		2,509,070

Telecommunications - 9.38%
Alvarion, Ltd. *	7,000	63,420
Comverse Technology, Inc. *	28,977	681,829
ECI Telecom Ltd. *	16,000	141,280
Partner Communications ADR *	33,100	273,406
		1,159,935

Total Common Stock (Cost $9,506,721)		$6,860,392

SHORT-TERM INVESTMENTS - 3.13%
First American Treasury Obligations Fund, 2.16% ** (Cost $386,647)	386,647	386,647

Total United States (Cost $9,893,368)		$7,247,039

AMIDEXTM Funds, Inc.	ANNUAL REPORT

AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2005
	Shares	Value
TOTAL INVESTMENTS (COST $14,388,981) - 100.06%	$12,377,071
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%	(7,419)
NET ASSETS - 100%	$12,369,652

* Non-income producing security.
** Rate shown represents the rate at May 31, 2005, is subject to change and resets daily.
(a)  On May 31, 2005, 1,282 rights were issued per a 15 per 92 rights issue with a subscription price of ILS 45 and an expiration date of June 20, 2005. The rights had zero market value at May 31, 2005.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
May 31, 2005
	Shares	Value

COMMON STOCK - 88.35%

Biotechnology - 39.12%
Amgen, Inc. *	325	$20,338
Biogen Idec, Inc. *	575	22,483
Chiron Corp. *	600	22,524
Enzon Pharmaceuticals, Inc. *	100	607
Genentech, Inc. *	3,700	293,225
Genzyme Corp. *	646	40,304
Human Genome Sciences, Inc. *	300	3,384
Immunomedics, Inc. *	100	180
Millennium Pharmaceuticals, Inc. *	900	7,533
Myriad Genetics, Inc. *	100	1,646
Protein Design Labs, Inc. *	200	3,820
		416,044

Healthcare Products - 9.92%
Beckman Coulter, Inc.	200	14,012
Cytyc Corp. *	400	9,364
Johnson & Johnson	1,000	67,100
Varian Medical Systems, Inc. *	400	15,044
		105,520

Pharmaceuticals - 39.31%
Abbott Laboratories	500	24,120
Abgenix, Inc. *	200	1,440
AstraZeneca Plc. ADR	600	25,512
Bristol-Myers Squibb Co.	600	15,216
Celgene Corp. *	400	16,936
Cell Therapeutics, Inc. *	100	297
Elan Corp. Plc. ADR *	100	790
Eli Lilly & Co.	400	23,320
Gilead Sciences, Inc. *	1,300	53,040
GlaxoSmithKline Plc. ADR	1,000	49,700
ImClone Systems, Inc. *	300	9,942
Medarex, Inc. *	200	1,516
Medimmune, Inc. *	800	21,120
Merck & Co., Inc.	900	29,196
Novartis AG ADR	1,000	48,830
Pfizer, Inc.	2,000	55,800
The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
May 31, 2005

	Shares	Value
QLT, Inc. *	100	$1,037
Schering-Plough Corp.	600	11,700
Valeant Pharmaceuticals International	200	4,126
Vertex Pharmaceuticals, Inc. *	200	2,784
Wyeth	500	21,685
		418,107

TOTAL COMMON STOCK (Cost $827,632)		$939,671

SHORT-TERM INVESTMENTS - 9.81%
First American Government Obligations Fund, 2.58% **	54,374	54,374
First American Treasury Obligations Fund, 2.16% **	50,000	50,000
TOTAL SHORT-TERM INVESTMENTS (Cost $104,374)		104,374

TOTAL INVESTMENTS (COST $932,006) - 98.16%		$1,044,045
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.84%		19,564
NET ASSETS - 100%		$1,063,609

* Non-income producing security.
** Rate shown represents the rate at May 31, 2005, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - May 31, 2005

AMIDEX35TM
Israel Mutual Fund
Assets:
Investments, at market (cost: $14,388,981)	$12,377,071
Receivables:
Dividends	18,677
Interest	469
Fund shares sold	23,929
Prepaid expenses	32,576
Receivable from Advisor	2,119
Total assets	12,454,841

Liabilities:
Payables:
Fund shares redeemed	4,091
Investment advisory and administrative fees	9,343
Distribution fees	17,871
Other liabilities and accrued expenses	53,884
Total liabilities	85,189
Net Assets	$12,369,652

Net Assets consist of:
Common stock	$128
Additional paid-in capital	21,292,500
Accumulated realized loss on investments	(6,911,032)
Net unrealized depreciation on investments	(2,011,944)

Total Net Assets (1,277,178 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer
Innovations & Healthcare Fund)	$12,369,652

No-load class shares:
Net Assets applicable to 898,476 shares outstanding	$9,489,085
Net Asset Value, and offering price per share	$10.56

Redemption price per share No-load class *	$10.35

Class A shares:
Net Assets applicable to 273,552 shares outstanding	$2,235,997
Net Asset Value and redemption price per share	$8.17

Offering price per share Class A **	$8.65

Class C shares:
Net Assets applicable to 105,150 shares outstanding	$644,570
Net Asset Value and offering price per share	$6.13

Redemption price per share Class C ***	$6.07

*	Aredemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
**	A maximum sales charge of 5.50% is imposed on Class A shares.
***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - May 31, 2005
		AMIDEXTM Cancer
		Innovations
		& Healthcare Fund
Assets:
Investments, at market (cost: $932,006)		$1,044,045
Receivables:
Dividends		1,385
Interest		90
Fund shares sold		21,901
Prepaid expenses		4,416
Total assets		1,071,837

Liabilities:
Payables:
Fund shares redeemed		1,888
Investment advisory and administrative fees		741
Distribution fees		602
Other liabilities and accrued expenses		4,997
Total liabilities		8,228
Net Assets		$1,063,609

Net Assets consist of:
Common stock		$10
Additional paid-in capital		953,178
Accumulated realized loss on investments		(1,618)
Net unrealized appreciation on investments		112,039

Total Net Assets (100,830 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund)		$1,063,609

Class A shares:
Net Assets applicable to 100,830 shares outstanding		$1,063,609
Net Asset Value and redemption price per share		$10.55

Offering price per share Class A *		$11.16

* A maximum sales charge of 5.50% is imposed on Class A shares	.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF OPERATIONS

AMIDEX35TM
Israel Mutual Fund

For the year ended
May 31, 2005
Investment income:
Interest	$3,867
Dividends (net of foreign withholding taxes of: $70,243)	225,923
Total investment income	229,790

Expenses:
Investment advisory fees	96,201
Distribution fees - No-load Class	20,946
Distribution fees - Class A	7,786
Distribution fees - Class C	5,324
Accounting and transfer agent fees	122,811
Audit fees	40,332
Custody fees	24,172
Registration fees	22,472
Legal fees	20,038
Out of pocket expenses	17,065
Miscellaneous	14,916
Administrative fees	12,025
Printing fees	10,213
Insurance fees	10,010
Trustee fees	3,737
Total expenses	428,048

Net investment loss	(198,258)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(1,877,586)
Net change in unrealized depreciation on investments	3,580,087
1,702,501

Net increase in net assets resulting from operations	$1,504,243

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF OPERATIONS

AMIDEXTM Cancer Innovations
& Healthcare Fund

For the year ended
May 31, 2005
Investment income:
Interest	$279
Dividends	9,674
Total investment income	9,953

Expenses:
Investment advisory fees	7,103
Distribution fees - Class A	2,111
Accounting and transfer agent fees	9,158
Custody fees	5,403
Registration fees	3,364
Audit fees	3,080
Miscellaneous	2,903
Out of pocket expenses	2,046
Legal fees	1,660
Administrative fees	888
Printing fees	762
Insurance fees	758
Trustee fees	279
Total expenses	39,515

Net investment loss	(29,562)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(1,618)
Net change in unrealized appreciation on investments	58,963
57,345

Net increase in net assets resulting from operations	$27,783

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEX35TM Israel Mutual Fund

	Year Ended	Year Ended
Increase in Net Assets	May 31, 2005	May 31, 2004
Operations:
Net investment loss	$(198,258)	$(240,944)
Net realized loss on investments	(1,877,586)	(554,612)
Net change in unrealized depreciation on investments	3,580,087	2,602,983
Net increase in net assets resulting from operations	1,504,243	1,807,427

Increase (decrease) in net assets from Fund share transactions (Note 2)	(1,233,964)	861,468

Total increase in net assets	270,279	2,668,895

Net Assets:
Beginning of period	12,099,373	9,430,478
End of period (including accumulated undistributed net investment income of $0 and $0, respectively)	$12,369,652	$12,099,373

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEXTM Cancer Innovations & Healthcare Fund

	Year ended	Year ended
	May 31, 2005	May 31, 2004
Increase in Net Assets
Operations:
Net investment loss	$(29,562)	$(35,998)
Net realized gain (loss) on investments	(1,618)	22,458
Net change in unrealized appreciation on investments	58,963	206,454
Net increase in net assets resulting from operations	27,783	192,914

Distributions to Shareholders from:
Net realized gain	(12,857)	—

Decrease in net assets from Fund share transactions (Note 2)	(8,267)	(81,756)

Total increase in net assets	6,659	111,158

Net Assets:
Beginning of period	1,056,950	945,792
End of period (including accumulated undistributed net investment income of $0 and $0, respectively)	$1,063,609	$1,056,950

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund
	No-Load Class

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002	May 31, 2001
Net Asset Value, Beginning of Period	$9.29	$7.76	$6.39	$12.41	$17.05

Investment Operations:
Net investment loss (a)	(0.15)	(0.19)	(0.18)	(0.14)	(0.22)
Net realized and unrealized gain (loss) on investments	1.42	1.72	1.55	(5.88)	(4.22)
Total from investment operations	1.27	1.53	1.37	(6.02)	(4.44)

Distributions:
From net realized capital gain	—	—	—	—	(0.20)
Total distributions	—	—	—	—	(0.20)

Paid in capital from redemption fees (b)	—

Net Asset Value, End of Period	$10.56	$9.29	$7.76	$6.39	$12.41

Total Return (c)	13.67%	19.72%	21.44%	(48.51)%	(26.37)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$9,489	$8,454	$6,799	$5,360	$11,462
Ratio of expenses to average net assets:	3.53%	3.47%	3.53%	2.20%	2.20%
Ratio of net investment loss to average net assets:	(1.61)%	(2.21)%	(3.02)%	(1.61)%	(1.36)%
Portfolio turnover rate	10.39%	14.62%	8.72%	27.70%	41.60%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund
	Class A

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002	May 31, 2001
Net Asset Value, Beginning of Period	$7.20	$6.02	$4.95	$9.62	$13.33

Investment Operations:
Net investment loss (a)	(0.12)	(0.15)	(0.14)	(0.11)	(0.20)
Net realized and unrealized gain (loss) on investments	1.09	1.33	1.21	(4.56)	(3.31)
Total from investment operations	0.97	1.18	1.07	(4.67)	(3.51)

Distributions:
From net realized capital gain	—	—	—	—	(0.20)
Total distributions	—	—	—	—	(0.20)

Net Asset Value, End of Period	$8.17	$7.20	$6.02	$4.95	$9.62

Total Return (b)	13.47%	19.60%	21.62%	(48.54)%	(26.75)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,236	$3,085	$2,142	$2,003	$3,930
Ratio of expenses to average net assets:	3.50%	3.48%	3.47%	2.20%	2.20%
Ratio of net investment loss to average net assets:	(1.61)%	(2.22)%	(2.98)%	(1.61)%	(1.60)%
Portfolio turnover rate	10.39%	14.62%	8.72%	27.70%	41.60%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund
	Class C

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002	May 31, 2001
Net Asset Value, Beginning of Period	$5.44	$4.58	$3.80	$7.43	$10.42

Investment Operations:
Net investment loss (a)	(0.14)	(0.15)	(0.13)	(0.12)	(0.23)
Net realized and unrealized gain (loss) on investments	0.82	1.01	0.91	(3.51)	(2.56)
Total from investment operations	0.68	0.86	0.78	(3.63)	(2.79)

Distributions:
From net realized capital gain	—	—	—	—	(0.20)
Total distributions	—	—	—	—	(0.20)

Paid in capital from CDSC fees	0.01

Net Asset Value, End of Period	$6.13	$5.44	$4.58	$3.80	$7.43

Total Return (b)	12.68%	18.78%	20.53%	(48.86)%	(27.32)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$645	$560	$489	$464	$1,305
Ratio of expenses to average net assets:	4.29%	4.20%	4.22%	2.95%	2.95%
Ratio of net investment loss to average net assets:	(2.51)%	(2.92)%	(3.73)%	(2.31)%	(2.39)%
Portfolio turnover rate	10.39%	14.62%	8.72%	27.70%	41.60%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Year or Period

	AMIDEXTM Cancer Innovations & Healthcare Fund
	Class A

	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002[1]
Net Asset Value, Beginning of Period	$10.32	$8.50	$8.12	$10.00

Investment Operations:
Net investment loss (a)	(0.32)	(0.34)	(0.16)	(0.02)
Net realized and unrealized gain (loss) on investments	0.69	2.16	0.54	(1.86)
Total from investment operations	0.37	1.82	0.38	(1.88)

Distributions:
From net realized capital gain	(0.14)	—	—	—
Total distributions	(0.14)	—	—	—

Net Asset Value, End of Period	$10.55	$10.32	$8.50	$8.12

Total Return (b)	3.75%	21.41%	4.68%	(18.80)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,064	$1,057	$946	$1,023
Ratio of expenses to average net assets:	4.45%	4.56%	3.43%	1.24%[2]
Ratio of net investment loss to average net assets:	(3.33)%	(3.57)%	(2.22)%	(0.29)%[2]
Portfolio turnover rate	2.14%	0.00%	0.00%	0.00%

1	The AMIDEX™ Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
2	Annualized
(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2005

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35TM Israel Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a “Fund” and collectively the “Funds”). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds’ investment objectives are long term growth of capital. The AMIDEX35TM Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a)  Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the pricing committee under the supervision of the Board of Directors. At May 31, 2005, no securities were valued as determined by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b)  Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)  Federal Income Taxes—No provision for federal income taxes has been made since the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations and Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

d)  Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. For the year ended May 31, 2005, net investment loss in the amount of $198,258 was reclassified to paid in capital for the AMIDEX35TM Israel Mutual Fund. Net investment loss in the amount of $29,562 and $667 of distributions in excess of long term capital gains were reclassified to paid in capital for the AMIDEXTM Cancer Innovations & Healthcare Fund. These reclassifications have no affect on net assets.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2005

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)  Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)  Other—Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2005 were as follows:

	No-load
	Shares	Amount
Sold	186,299	$1,853,639
Redeemed	(197,707)	(1,888,411)
Net Decrease	(11,408)	$(34,772)

	Class A
	Shares	Amount
Sold	206,935	$1,590,869
Redeemed	(361,900)	(2,813,255)
Net Decrease	(154,965)	$(1,222,386)

	Class C
	Shares	Amount
Sold	19,892	$119,837
Redeemed	(17,840)	(96,643)
Net Increase	2,052	$23,194

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2005 were as follows:

	Class A
	Shares	Amount
Sold	27,275	$269,502
Reinvested	762	7,357
Redeemed	(29,581)	(285,126)
Net Decrease	(1,544)	$(8,267)

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2005

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2004 were as follows:

	No-load
	Shares	Amount
Sold	230,690	$1,997,284
Redeemed	(196,406)	(1,644,621)
Net Increase	34,284	$352,663

	Class A
	Shares	Amount
Sold	132,045	$913,142
Redeemed	(59,499)	(378,818)
Net Increase	72,546	$534,324

	Class C
	Shares	Amount
Sold	24,330	$117,239
Redeemed	(28,009)	(142,758)
Net Decrease	(3,679)	$(25,519)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2004 were as follows:

	Class A
	Shares	Amount
Sold	12,835	$122,192
Redeemed	(21,714)	(203,948)
Net Decrease	(8,879)	$(81,756)

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
AMIDEX35TM Israel Mutual Fund	$1,214,839	$2,473,669
AMIDEXTM Cancer Innovations & Healthcare Fund	18,888	158,013

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC (“II”) to provide investment management services to the Funds. II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds. II also pays all expenses of marketing shares of the Funds and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds’ daily net assets. For the year ended May 31, 2005, the AMIDEX35TM Israel Mutual Fund incurred $96,201 of advisory fees, with $8,305 remaining payable at May 31, 2005. For the year ended May 31, 2005 , the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $7,103 of advisory fees, with $659 remaining payable at May 31, 2005.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2005

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Funds. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds’ daily net assets. For the year ended May 31, 2005, the AMIDEX35TM Israel Mutual Fund incurred $12,025 of administrative fees, with $1,038 remaining payable at May 31, 2005. For the year ended May 31, 2005, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $888 of administrative fees, with $82 remaining payable at May 31, 2005.

One director of the Funds’ is also an Officer of II.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”) which became effective on February 1, 2005. The previous ICSA between the Funds and InCap Service Company (“ISC”), a wholly-owned subsidiary of InCap Group, Inc., was terminated by the resignation of InCap in early January 2005 due to a reorganization. Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives $11,000 per month. For the period from June 1, 2004 to January 31, 2005, ISC received $88,000, with $0 remaining payable at May 31, 2005. For the period from February 1, 2005 to May 31, 2005, Matrix earned $43,969, with $10,827 remaining payable at May 31, 2005. Officers of the Funds are also employees of Matrix.

The Funds and II have entered into a Distribution Agreement with Matrix Capital Group, Inc. effective February 1, 2005. The previous Distribution Agreement was terminated by InCap Securities, Inc., a wholly-owned subsidiary of InCap Group, Inc., upon InCap’s resignation in early January 2005 due to a reorganization. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds. Matrix serves as underwriter/distributor of the Funds. Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Funds allocated on average daily net assets. Matrix also receives commissions from the sale of Fund shares for which they are the broker of record. The distribution fees are reduced by the amount of commissions received and are paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the period from February 1, 2005 to May 31, 2005, Matrix received $5,095 and $355 of distribution fees from the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund, respectively. For the period from February 1, 2005 to May 31, 2005, Matrix received $364 and $853 of commissions from the sale of Fund shares from the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund, respectively.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and 1.00% annually of the Funds’ average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the AMIDEX35TM Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001. For the year ended May 31, 2005, the AMIDEX35TM Israel Mutual Fund incurred $34,056 in 12b-1 fees. For the year ended May 31, 2005, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $2,111 in 12b-1 fees. For the period from June 1, 2004 to January 31, 2005 InCap Securities, Inc. received $41 in 12b-1 fees from the AMIDEX35TM Israel Mutual Fund and $547 from the AMIDEXTM Cancer Innovations & Healthcare Fund. For the period from February 1, 2005 to May 31, 2005, Matrix received no 12b-1 fees other than the fees received as part of the Distribution Agreement.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2005

5.	TAX MATTERS

The tax character of distributions paid for the year ended May 31, 2005 were as follows:

2005
	Ordinary Income	Long-Term Capital Gains
AMIDEXTM Cancer Innovations & Healthcare Fund	$-	$	$ 12,857

There were no distributions during the fiscal years 2005 and 2004 for the AMIDEX35TM Israel Mutual Fund and no distributions during the fiscal year 2004 for the AMIDEXTM Cancer Innovations & Healthcare Fund.

As of May 31, 2005, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations &Healthcare Fund
Cost of investments for tax purposes	$17,834,129	$932,006
Unrealized Appreciation / (Depreciation):
Gross Appreciation	2,885,510	278,465
Gross Depreciation	(8,342,602)	(166,426)
Net Unrealized Appreciation / (Depreciation)	$(5,457,092)	$112,039

Undistributed Ordinary Income:	—	—
Capital Loss Carryforwards	(3,465,884)	(1,618)
Distributable Earnings, Net	$(8,922,976)	$110,421

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses for the AMIDEX35TM Israel Mutual Fund.

As of May 31, 2005 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations &Healthcare Fund
Expiring in: 2010	$ (1,795,267)	$ —
Expiring in: 2011	$ (100,824)	$ —
Expiring in: 2012	$ (1,246,393)	$ —
Expiring in: 2013	$ (323,400)	$ (1,618)

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2005

6.	CONCENTRATION OF RISK

The AMIDEX35TM Israel Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.
A large portion of investments held by AMIDEX35TM Israel Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2005, FTC & Co. and Merrill Lynch Pierce, Fenner & Smith, Inc. held 49.70% and 26.56%, respectively, of Class A of AMIDEX35TM Israel Mutual Fund in an omnibus account for the sole benefit of their customers. As of May 31, 2005, Merrill Lynch Pierce, Fenner & Smith, Inc. held 61.83% of Class C of AMIDEX35TM Israel Mutual Fund in an omnibus account for the sole benefit of their customers. As of May 31, 2005, Merrill Lynch Pierce, Fenner & Smith, Inc. held 35.31% of Class A of AMIDEXTM Cancer Innovations & Healthcare Fund in an omnibus account for the sole benefit of their customers.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
AMIDEX™ Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AMIDEX™ Funds, Inc. (the “Funds”) comprising the AMIDEX35™ Israel Mutual Fund and AMIDEX™ Cancer Innovations & Healthcare Fund as of May 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to May 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates expressed unqualified opinions on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of May 31, 2005 by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
July 20, 2005

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Name, Address and Age[1]	Position(s) Held with The Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[3]	Other Directorships Held by Director[4]
INDEPENDENT DIRECTORS
Elliot Hershman Age 48	Director	October 2003	Principal, Alpha Professional Services, Dresher, PA, an accounting and management consulting practice, since 2001; Plant controller, Forgent Corp., King of Prussia, PA, a publicly held global telecommunications company, 1999 to 2001; Accountant, Rudolph Palitz, LLP, CPA’s, Blue Bell, PA, 1997-1999.	2

Eli Gabay, Esq. Age 45	Director	October 2003	Attorney, Solomon Sherman & Gabay, Philadelphia, PA	2

Erica Levi Age 27	Director	October 2003	Editor, Philadelphia Magazine; Editor Marion Publications	2
OFFICERS
Clifford A. Goldstein[5] Age 46	President and Director	1999
President, Index Investments, LLC, November 2002 to present; President, TransNations Investments, LLC, Managing Partner and Attorney with Weber, Goldstein, Greenberg, Gallagher, a general litigation firm, since 1991.
				N/A	N/A

Larry E. Beaver, Jr.[6] 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 36	Chief Accounting Officer	May 2003
Director of Fund Accounting, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005; Fund Accounting Supervisor, Declaration Group/InCap Service Co., October 2001 to April 2003; Fund Accounting Supervisor, PFPC, Inc., October 1999 to September 2001
				N/A	Treasurer, Commonwealth International Series Trust, since June 2003

______________
[1]	Each Director may be contacted by writing to the Director, c/o AMIDEXTM Funds, Inc., Chartwell Suites, 2621 Van Buren Avenue, Norristown, PA 19403.
[2]
Each Director holds office until he resigns, is removed or dies. The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Company. The Company has two portfolios, the AMIDEX35 TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.
[4]
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

[5]	Indicates an “interested person” as defined in the Investment Company Act of 1940.
[6]	The Company entered into an agreement related to its Distribution Plan with Matrix Capital Group. Larry E. Beaver, Jr. is Fund Accounting Manager at Matrix.

AMIDEXTM Funds, Inc.

Additional Information (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commissions website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-876-3566; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 888-876-3566; and on the Commission’s website at http://www.sec.gov.

ITEM 1. REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders for the period ended May 31, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the "1940 Act") (17 CFR 270.30e-1) is filed herewith.

ITEM 2. CODE OF ETHICS.

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

During the period covered by this report, there were no amendments to any provision of the code of ethics.

During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

The registrant's code of ethics is filed herewith

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The AMIDEX Funds, Inc. Board of Directors has determined that Elliot Hershman, a member of the Board of Directors is the Audit Committee financial expert. Mr. Hershman is independent under applicable rules.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A)	Audit Fees-
The aggregate fees billed for each of the last two fiscal years for professional services rendered by a the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the account in connection with statutory and regulatory filings or engagements for those fiscal years were $42,146 and $31,947 respectively.

(B)	Audit-Related Fees-
There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(C)	Tax Fees-
Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,245 and $2,330 respectively.

The fees were for preparation of IRS Form 1120-RIC and Form 8613 (exercise tax). No tax services were provided to registrant’s investment adviser.

(D)	All Other Fees -
There were no other fees billed in fiscal year end 2004; but for fiscal year end 2005 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c), billings were $1,282 for auditors’ consent and $750 for the auditors’ review of the semi annual financial statement.

(E)(1)	Audit Committee’s Pre-Approval Policies
Registrant has adopted an audit committee charter to provide the Audit committee with guidance. The audit committee consists of two independent members of the board of directors. The charter calls for receipt and review of the principal accountant’s written statement concerning independence; dialogue concerning relationships or services to others [which involved all service providers including registrant’s custodian, investment adviser, transfer agent, fund accountants and administrator]; and, prior to the board of directors selecting registrant’s auditor, review and assess services provided, fees charged and to be charged, and other relevant data. The audit committee charter contains, among other things, express provisions for selecting registrant’s auditor and for pre-approving all permitted non-audit services. With respect to auditor selection, the charter expressly states that the audit committee is to consider:

(a) the audit scope and plan to assure completeness and effective use of resources;
(b) the auditor’s formal written statement delineating relationships with registrant;
(c) the auditor’s relationships or service to others, which may impact objectivity or independence;
(d) rotation of audit partners; and
(e) fees or other compensation paid to the auditor.

(E)(2)	Percentages of services approved by the audit committee

	Registrant	[Adviser]
Audit-Related Fees:	100%	N.A. %
Tax Fees	100%	N.A. %
All Other Fees:	100%	N.A. %

All services to registrant’s principal accountant were pre-approved by registrant’s board of directors as recommended by its audit committee.

(F)	There was no work performed by person other than the principal accountant’s full time, permanent employees.

(G)
There were no non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant during the last two fiscal years.

(H)	not applicable. There were no non audit services rendered to the registrant’s investment adviser.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENT

Included in the Semi-Annual report to Shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None. There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive office and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a) (1) Code of Ethics required to be disclosed under item 2 is attached herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Amidex Funds, Inc.

By (Signature and title) /s/ Clifford A. Goldstein
Clifford A. Goldstein, President

Date July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and title) /s/ Clifford A. Goldstein
Clifford A. Goldstein, President

Date July 27, 2005

By (Signature and title) /s/ Larry E. Beaver
Larry E. Beaver, Jr. Treasurer
Date July 27, 2005